Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000115425
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class A1 Shares
Trading Symbol	SIRZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$199	1.87%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$9,427	$10,000
Sep-2015	$9,226	$9,935
Sep-2016	$9,737	$10,623
Sep-2017	$10,071	$11,001
Sep-2018	$10,122	$11,162
Sep-2019	$10,370	$12,025
Sep-2020	$10,605	$12,908
Sep-2021	$11,166	$13,606
Sep-2022	$10,207	$11,462
Sep-2023	$10,169	$11,983
Sep-2024	$11,457	$13,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	12.67%	2.01%	1.97%
With Load	8.43%	0.82%	1.37%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 621,898,737	$ 621,898,737
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 8,162,678
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$621,898,737 Number of Portfolio Holdings67 Advisory Fee $8,162,678 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

C000056130
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class A Shares
Trading Symbol	SIRAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$183	1.72%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.72%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$9,425	$10,000
Sep-2015	$9,239	$9,935
Sep-2016	$9,768	$10,623
Sep-2017	$10,116	$11,001
Sep-2018	$10,182	$11,162
Sep-2019	$10,445	$12,025
Sep-2020	$10,697	$12,908
Sep-2021	$11,281	$13,606
Sep-2022	$10,327	$11,462
Sep-2023	$10,304	$11,983
Sep-2024	$11,627	$13,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	12.84%	2.17%	2.12%
With Load	8.60%	0.96%	1.52%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 621,898,737	$ 621,898,737
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 8,162,678
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$621,898,737 Number of Portfolio Holdings67 Advisory Fee $8,162,678 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

C000084926
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class C Shares
Trading Symbol	SIRCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$262	2.47%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,728	$9,935
Sep-2016	$10,207	$10,623
Sep-2017	$10,493	$11,001
Sep-2018	$10,482	$11,162
Sep-2019	$10,674	$12,025
Sep-2020	$10,851	$12,908
Sep-2021	$11,354	$13,606
Sep-2022	$10,316	$11,462
Sep-2023	$10,219	$11,983
Sep-2024	$11,444	$13,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	11.98%	1.40%	1.36%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 621,898,737	$ 621,898,737
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 8,162,678
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$621,898,737 Number of Portfolio Holdings67 Advisory Fee $8,162,678 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

C000056131
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Investor Shares
Trading Symbol	SIRIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$183	1.72%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.72%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,798	$9,935
Sep-2016	$10,358	$10,623
Sep-2017	$10,733	$11,001
Sep-2018	$10,797	$11,162
Sep-2019	$11,081	$12,025
Sep-2020	$11,339	$12,908
Sep-2021	$11,959	$13,606
Sep-2022	$10,951	$11,462
Sep-2023	$10,926	$11,983
Sep-2024	$12,329	$13,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	12.85%	2.16%	2.12%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 621,898,737	$ 621,898,737
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 8,162,678
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$621,898,737 Number of Portfolio Holdings67 Advisory Fee $8,162,678 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

C000056132
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Instl Class
Trading Symbol	SIRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$157	1.47%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,820	$9,935
Sep-2016	$10,407	$10,623
Sep-2017	$10,805	$11,001
Sep-2018	$10,899	$11,162
Sep-2019	$11,211	$12,025
Sep-2020	$11,512	$12,908
Sep-2021	$12,167	$13,606
Sep-2022	$11,166	$11,462
Sep-2023	$11,169	$11,983
Sep-2024	$12,638	$13,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	13.15%	2.43%	2.37%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 621,898,737	$ 621,898,737
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 8,162,678
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$621,898,737 Number of Portfolio Holdings67 Advisory Fee $8,162,678 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

C000115426
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class I1 Shares
Trading Symbol	SIRJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$199	1.87%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,786	$9,935
Sep-2016	$10,326	$10,623
Sep-2017	$10,684	$11,001
Sep-2018	$10,732	$11,162
Sep-2019	$10,995	$12,025
Sep-2020	$11,250	$12,908
Sep-2021	$11,839	$13,606
Sep-2022	$10,822	$11,462
Sep-2023	$10,781	$11,983
Sep-2024	$12,150	$13,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	12.70%	2.02%	1.97%
Morningstar Conservative Target Risk Index	14.94%	2.75%	3.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 621,898,737	$ 621,898,737
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 8,162,678
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$621,898,737 Number of Portfolio Holdings67 Advisory Fee $8,162,678 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.0%
Money Market Funds	8.7%
Open End Funds	48.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical All Asset Fund”.

C000214244
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class A Shares
Trading Symbol	STBKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$155	1.47%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund
Without Load	11.30%	5.54%
With Load	7.11%	4.30%
ICE BofA US High Yield Index	15.74%	4.60%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,913,221,438	$ 1,913,221,438
Holdings Count | Holding	32	32
Advisory Fees Paid, Amount	$ 18,707,888
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,913,221,438 Number of Portfolio Holdings32 Advisory Fee $18,707,888 Portfolio Turnover70%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

C000214245
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class C Shares
Trading Symbol	STBDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$234	2.22%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	10.49%	4.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%
ICE BofA US High Yield Index	15.74%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,913,221,438	$ 1,913,221,438
Holdings Count | Holding	32	32
Advisory Fees Paid, Amount	$ 18,707,888
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,913,221,438 Number of Portfolio Holdings32 Advisory Fee $18,707,888 Portfolio Turnover70%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

C000214243
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Instl Class
Trading Symbol	STBJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$129	1.22%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	11.59%	5.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%
ICE BofA US High Yield Index	15.74%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,913,221,438	$ 1,913,221,438
Holdings Count | Holding	32	32
Advisory Fees Paid, Amount	$ 18,707,888
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,913,221,438 Number of Portfolio Holdings32 Advisory Fee $18,707,888 Portfolio Turnover70%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

C000214242
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Investor Class
Trading Symbol	STBNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.62%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	11.14%	5.39%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.30%
ICE BofA US High Yield Index	15.74%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,913,221,438	$ 1,913,221,438
Holdings Count | Holding	32	32
Advisory Fees Paid, Amount	$ 18,707,888
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,913,221,438 Number of Portfolio Holdings32 Advisory Fee $18,707,888 Portfolio Turnover70%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.8%
Money Market Funds	9.5%
Open End Funds	37.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Bond Fund”.

C000245140
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Growth Fund
Class Name	Instl Class
Trading Symbol	STEJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	18.40%	18.35%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	32.34%	32.18%
Morningstar Global Markets ex US NR USD	24.85%	24.78%
Morningstar US Market TR USD	35.60%	35.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,962,767	$ 3,962,767
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,962,767 Number of Portfolio Holdings37 Advisory Fee (net of waivers)$0 Portfolio Turnover93%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	70.9%
Money Market Funds	10.2%
Open End Funds	18.9%

C000245137
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Growth Fund
Class Name	Investor Class
Trading Symbol	STENX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.39%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	17.91%	17.86%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	32.34%	32.18%
Morningstar Global Markets ex US NR USD	24.85%	24.78%
Morningstar US Market TR USD	35.60%	35.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,962,767	$ 3,962,767
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,962,767 Number of Portfolio Holdings37 Advisory Fee (net of waivers)$0 Portfolio Turnover93%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	70.9%
Money Market Funds	10.2%
Open End Funds	18.9%

C000108313
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Class A Shares
Trading Symbol	SSIZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund
Without Load	10.72%	1.85%	2.46%
With Load	6.58%	0.65%	1.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,517,140,529	$ 1,517,140,529
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 11,827,590
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,517,140,529 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$11,827,590 Portfolio Turnover120%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

C000108314
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Class C Shares
Trading Symbol	SSICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$205	1.95%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	10.07%	1.25%	1.85%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,517,140,529	$ 1,517,140,529
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 11,827,590
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,517,140,529 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$11,827,590 Portfolio Turnover120%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

C000108315
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Investor Class
Trading Symbol	SSIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	10.74%	1.86%	2.46%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,517,140,529	$ 1,517,140,529
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 11,827,590
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,517,140,529 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$11,827,590 Portfolio Turnover120%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

C000108316
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Instl Class
Trading Symbol	SSIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	11.16%	2.27%	2.85%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,517,140,529	$ 1,517,140,529
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 11,827,590
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,517,140,529 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$11,827,590 Portfolio Turnover120%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	32.4%
Money Market Funds	9.3%
Open End Funds	58.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Core Income Fund”.

C000207097
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Class A Shares
Trading Symbol	STMKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$130	1.23%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund
Without Load	10.84%	2.30%	3.24%
With Load	6.68%	1.10%	2.18%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 292,824,615	$ 292,824,615
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 2,141,495
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$292,824,615 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,141,495 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

C000214793
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Class C Shares
Trading Symbol	STMHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$208	1.98%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 10, 2019)
Ocean Park Tactical Municipal Fund	9.95%	1.55%	1.45%
Bloomberg Municipal Bond Index	10.37%	1.39%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 292,824,615	$ 292,824,615
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 2,141,495
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$292,824,615 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,141,495 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

C000207099
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Investor Class
Trading Symbol	STMNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	10.69%	2.15%	3.04%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 292,824,615	$ 292,824,615
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 2,141,495
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$292,824,615 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,141,495 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

C000207098
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Instl Class
Trading Symbol	STMEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	11.01%	2.52%	3.42%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 292,824,615	$ 292,824,615
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 2,141,495
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$292,824,615 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,141,495 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

C000207096
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Special Shares
Trading Symbol	STMYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	11.18%	2.62%	3.54%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 292,824,615	$ 292,824,615
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 2,141,495
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$292,824,615 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,141,495 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.5%
Money Market Funds	6.5%
Open End Funds	65.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Municipal Fund”.

C000227417
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 30 Fund
Class Name	Instl Class
Trading Symbol	SRTJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	13.20%	7.26%
Morningstar Conservative Target Risk Index	14.94%	9.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,323,732	$ 37,323,732
Holdings Count | Holding	66	66
Advisory Fees Paid, Amount	$ 257,665
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,323,732 Number of Portfolio Holdings66 Advisory Fee (net of waivers)$257,665 Portfolio Turnover101%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.8%
Money Market Funds	4.6%
Open End Funds	51.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 30 Fund”.

C000227418
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 30 Fund
Class Name	Investor Class
Trading Symbol	SRTNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.71%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	13.08%	7.21%
Morningstar Conservative Target Risk Index	14.94%	9.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,323,732	$ 37,323,732
Holdings Count | Holding	66	66
Advisory Fees Paid, Amount	$ 257,665
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,323,732 Number of Portfolio Holdings66 Advisory Fee (net of waivers)$257,665 Portfolio Turnover101%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.8%
Money Market Funds	4.6%
Open End Funds	51.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 30 Fund”.

C000227423
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Class A Shares
Trading Symbol	SRFQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$168	1.56%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund
Without Load	15.06%	1.46%
With Load	10.72%	-0.33%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 355,969,587	$ 355,969,587
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 3,887,964
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$355,969,587 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$3,887,964 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

C000227422
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Class C Shares
Trading Symbol	SRFKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$247	2.31%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	14.23%	0.72%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 355,969,587	$ 355,969,587
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 3,887,964
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$355,969,587 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$3,887,964 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

C000227421
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Instl Class
Trading Symbol	SRFJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$141	1.31%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	15.29%	1.70%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 355,969,587	$ 355,969,587
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 3,887,964
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$355,969,587 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$3,887,964 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

C000227420
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Investor Class
Trading Symbol	SRFNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.71%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	15.00%	1.33%
Morningstar Moderately Conservative Target Risk Index	18.53%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 355,969,587	$ 355,969,587
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 3,887,964
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$355,969,587 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$3,887,964 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	45.8%
Money Market Funds	6.3%
Open End Funds	47.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 50 Fund”.

C000227426
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 70 Fund
Class Name	Instl Class
Trading Symbol	SRSJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$142	1.31%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	16.77%	11.21%
Morningstar Moderate Target Risk Index	22.04%	13.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,017,097	$ 48,017,097
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 207,950
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$48,017,097 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$207,950 Portfolio Turnover113%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.0%
Money Market Funds	9.2%
Open End Funds	24.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 70 Fund”.

C000227425
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 70 Fund
Class Name	Investor Class
Trading Symbol	SRSNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$185	1.71%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	16.10%	10.63%
Morningstar Moderate Target Risk Index	22.04%	13.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,017,097	$ 48,017,097
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 207,950
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$48,017,097 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$207,950 Portfolio Turnover113%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.0%
Money Market Funds	9.2%
Open End Funds	24.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus dated January 29, 2024 or call us at 1-866-738-4363. Effective July 1, 2024, Douglas A. Loeffler, CFA , no longer serves as a portfolio manager for the Fund. Also, effective July 1, 2024, James St. Aubin, CFA, CAIA was added as a portfolio manager. Effective October 1, 2024, the Fund’s name changed to “Ocean Park Tactical Risk Spectrum 70 Fund”.